NON-CURRENT ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2020
NON-CURRENT ASSETS HELD FOR SALE
NON-CURRENT ASSETS HELD FOR SALE

NOTE 13 – NON-CURRENT ASSETS HELD FOR SALE

The movement of the non-current assets held for sale during the years ended December 31, 2020,  2019 and 2018 is as follows:

x
	December 31, 2020		December 31, 2019		December 31, 2018
Balance at the beginning of the year	Ps.	206,193	Ps.	186,714	Ps.	101,382
Additions		75,208		193,735		180,296
Business Combination (1)		77,480		—		—
Assets sold, net (2)		(314,815)		(147,760)		(52,164)
Increase / decrease by changes in fair value (3)		(1,347)		2,296		(25,136)
Reclassifications (4)		205,366		(29,989)		(20,038)
Effect of movements in exchange rates		(7,673)		1,197		2,374
Balance at year end	Ps.	240,412	Ps.	206,193	Ps.	186,714
(1)	Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35).
(2)	Includes of Ps. (119,376) from the Leaseback operation of Banco de Occidente with the Nexus investment fund
(3)	Includes at December 2019, Ps. 8,055 by recovery of impairment losses.
(4)

Includes reclassifications to: i) Investment properties by Ps.(4,323),  ii)  from other assets by Ps. 32,325 and iii) from Properties, plant and equipment for own use Ps. 177,364 at December 2020; i) Investment properties by Ps. (21,722),  ii) other assets by Ps. (14,980) and iii) from Properties, plant and equipment for own use Ps. 6,713 at December 2019;  i) Investment properties by Ps. (19,718),  ii) other assets by Ps. (299) and iii) Investments by Ps. (21) at December 2018.

The following is the detail of the non-current assets held for sale:

	December 31, 2020		December 31, 2019
Foreclosed assets
Movable property	Ps.	3,544	Ps.	4,079
Residential real estate		46,367		34,162
Other real estate		105,308		146,373
Other		67		—
	Ps.	155,286	Ps.	184,614
Assets received from leasing agreements
Machinery and equipment		6,406		3,777
Vehicles		1,809		104
Real estate		14,856		6,988
	Ps.	23,071	Ps.	10,869
Other non-current assets held for sale
Land		18,458		1,225
Real estate		39,998		9,037
Other		3,599		448
		62,055		10,710
Total non-current assets held for sale	Ps.	240,412	Ps.	206,193

Following is the detail of the associated liabilities to assets held for sale:

	December 31, 2020		December 31, 2019
Commercial accounts payable	Ps.	37,863	Ps.	54,834
Total	Ps.	37,863	Ps.	54,834

Non-current assets held for sale are primarily assets received through foreclosure of assets pledged as loan collateral. Accordingly, Grupo Aval has the intention to sell them immediately, our subsidiaries have departments, processes and special sales programs for  purpose. Foreclosed assets are either sold for cash or financing for their sale is provided to potential buyers under normal market conditions. These are expected to be sold within a period of 12 months subsequent to their classification as assets held for sale. There are option contracts in place for some of these assets. Note 4.1.8 on credit risk contains information on assets received through foreclosure and sold during the period.